Borrowings - Movements of Liabilities Reconcile to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movements of liabilities reconcile to cash flows arising from financing activities
Balance at beginning of period	€ 17,617	€ 17,640
Repayment of borrowings	(5,929)	(580)	€ (92)
Subtotal	11,688	17,060
Changes in capitalized borrowing costs, net	504	557
Disposal of subsidiary	(40)	0
Balance at end of period	€ 12,152	€ 17,617	€ 17,640